Reporting entity and group information (Details) $ / shares in Units, € in Thousands	1 Months Ended				12 Months Ended
	Dec. 22, 2021 EUR (€)	Dec. 21, 2021 EUR (€) shares	Jan. 27, 2021 USD ($) $ / shares shares	Jan. 26, 2021 shares	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 22, 2021 USD ($) $ / shares	Dec. 21, 2021 USD ($)
Reporting entity and group information (Details) [Line Items]
Ordinary shares percentage					36.10%
Initial public offering (in Shares) | shares				12,500,000
Class A ordinary share par value (in Dollars per share) | $ / shares			$ 0.0001					$ 9.77
Holder purchase one class A ordinary per share (in Dollars per share) | $ / shares			11.5
Units sold price (in Dollars per share) | $ / shares			$ 10
Generating gross proceeds | $			$ 143,750,000
Aggregate warrant shares (in Shares) | shares			4,375,000
Purchase price per share (in Dollars per share) | $ / shares			$ 1
Certain officers and directors contributed cash | $									$ 15,200,000
Investor subscribed additional shares (in Shares) | shares		400,000
Amount of additional shares		4
Consideration cash (in Euro) | €					€ 13,321	€ 7,570	€ 5,924
Over-Allotment Option [Member]
Reporting entity and group information (Details) [Line Items]
Issued additional units (in Shares) | shares			1,875,000
Private Placement Warrants [Member]
Reporting entity and group information (Details) [Line Items]
Generating gross proceeds | $			$ 4,375,000
PIPE investors [Member]
Reporting entity and group information (Details) [Line Items]
Certain officers and directors contributed cash		€ 134,500							$ 152,000,000
EUSG merged [Member]
Reporting entity and group information (Details) [Line Items]
EUSG merged with EUSG II, description	EUSG merged with EUSG II, with the EUSG II being the surviving entity. Pursuant to the EUSG’s charter, EUSG’s public shareholders, holding 14,435,000 EUSG class A ordinary shares, were offered the opportunity to redeem, upon the consummation of the business combination, EUSG class A ordinary shares held by them for cash equal to their pro rata share of the aggregate amount on deposit in the trust account. In total 9,504,185 EUSG class A ordinary shares were redeemed for USD 95.1 million (EUR 84.1 million). Subsequently each remaining outstanding ordinary share of EUSG, in total 4,870,815 class A ordinary shares contributing a total of USD 48.7 million (EUR 43.1 million) to EUSG equity, was automatically cancelled in exchange for an ordinary share of ADSE Holdco (the parent of EUSG II). Correspondingly, each EUSG public and private placement warrant was converted into one ADSE Holdco public and private placement warrant respectively. EUSG II was merged into ADSE Holdco with the ADSE Holdco remaining as the surviving entity.
Bosch [Member]
Reporting entity and group information (Details) [Line Items]
Consideration cash (in Euro) | €	€ 20,000
ADSE Holdco [Member]
Reporting entity and group information (Details) [Line Items]
Ordinary shares issued | $								$ 24,683,333